Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive, Suite 1601
Chicago, IL 60606
Telephone 312.964.3500
Fax 312.964.3501
www.stradley.com

June 27, 2018

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Ivy Funds – Form N-14

File Nos.: 811-06569

Dear Sir or Madam:

In connection with the registration by Ivy Funds (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class B, Class C, Class E, Class I, Class N, Class R, and Class Y shares of the Ivy International Core Equity Fund (the “International Core Equity Fund”) that will be issued to shareholders of the Ivy European Opportunities Fund (the “European Opportunities Fund”), each a series of the Registrant, in connection with a transfer of substantially all of the assets of the European Opportunities Fund to the International Core Equity Fund, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the European Opportunities Fund at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on August 7, 2018. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (312) 964-3503, or in my absence, please contact Mark Greer at (312) 964-3505.

Very truly yours,

/s/ Alan P. Goldberg
Alan P. Goldberg, Esq.